Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	117,836,067	117,996,814
Common Stock, Shares, Outstanding	117,836,067	117,996,814
Subordinate Shares, No Par Value	$ 0	$ 0
Subordinate Shares, Shares, Issued	100,000,000	0
Subordinate Shares, Shares, Outstanding	100,000,000	0